March 4, 2025

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Index Funds, Inc.
 - BNY Mellon International Stock Index Fund
 - BNY Mellon S&P 500 Index Fund
 - BNY Mellon Smallcap Stock Index Fund (the "Funds")
 1933 Act File No.: 33-31809
 1940 Act File No.: 811-05883
 CIK No.: 0000857114

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus for the above referenced Funds and Statement of Additional Information, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 61 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 26, 2025.

Please address any comments or questions to my attention at (412) 234-2722.

Sincerely,

/s/ Lori Close
Lori Close
Associate, Paralegal II